Fees Summary	Jun. 30, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The term sheet to which this Exhibit is attached is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 14,818,220
Final Prospectus	true